Investments accounted for using the equity method - Schedule of Carrying Value of Investments Accounted for Using the Equity Method (Details) - EUR (€) € in Thousands		12 Months Ended
	Dec. 03, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
At opening of period		€ 19,690	€ 18,765
Net income		524	1,061
Additions		4,394
Translation differences		(427)	(136)
At end of period		€ 24,181	€ 19,690
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Proportion of ownership interest in associate		48.50%	45.00%
At opening of period		€ 8,390	€ 7,490
Net income		261	900
Additions		354
Translation differences		0	0
At end of period		€ 9,005	€ 8,390
Norda Run Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	7.50%	32.50%	25.00%
At opening of period		€ 6,659	€ 6,621
Net income		231	174
Additions		4,040
Translation differences		(427)	(136)
At end of period		€ 10,503	€ 6,659
Luigi Fedeli e Figlio S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate		15.00%	15.00%
At opening of period		€ 4,641	€ 4,654
Net income		32	(13)
Additions		0
Translation differences		0	0
At end of period		€ 4,673	€ 4,641